NET REVENUE - Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,940,000	$ 1,418,000
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	127,000	82,000
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,813,000	1,336,000
Wafer fabrication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,825,000	1,328,000
Engineering and other pre-fabrication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 115,000	$ 90,000